2015 RESTRICTED STOCK	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Restricted Stock [Abstract]
2015 RESTRICTED STOCK
4.	2015 RESTRICTED STOCK

On August 6, 2015, we entered into separate consulting agreements with two investor relations firms, Excelsior Global Advisors LLC (“Excelsior”) and Acorn Management Partners, LLC (“Acorn”). In consideration of the services to be provided under and in accordance with the terms of each consulting agreement, we issued 300,000 shares of Common Stock subject to time-based vesting restrictions to each of Excelsior and John R. Exley, Acorn’s Chief Executive Officer and the party designated by Acorn to receive its shares, at an agreed upon value of $0.35 per share, which was the closing price of our common stock on August 6, 2015. 150,000 of the shares of common stock granted to each of Excelsior and Mr. Exley vested immediately upon issuance, and the remaining 150,000 shares were scheduled to vest in 75,000, 50,000 and 25,000 share increments on September 4, 2015, October 2, 2015, and November 4, 2015, respectively. The issuance and sale of the shares of Common Stock to Excelsior and Acorn has not been registered under the Securities Act, and such securities may not be offered or sold in the United States absent registration under or exemption from the Securities Act and any applicable state securities laws. The securities were issued and sold in reliance upon an exemption from registration afforded by Section 4(a)(2) of the Securities Act based on the following facts: each of Excelsior and Acorn has represented that it is an accredited investor as defined in Regulation D promulgated under the Securities Act; that it is acquiring the securities for investment only and not with a view towards, or for resale in connection with, a distribution thereof in violation of applicable securities laws; that it understood that the securities would be issued as restricted securities and as a result, it must bear the economic risk of its investment in the securities for an indefinite period of time.

Restricted stock activity for the six months ended March 31, 2016 is as follows:

Restricted Stock
Non Vested at September 30, 2015	150,000
Awarded	-
Vested	(150,000)
Forfeited	-
Non Vested at March 31, 2016	-

The weighted average restricted stock award date fair value information for the six months ended March 31, 2016 is as follows:

Non Vested at September 30, 2015	$0.35
Awarded	-
Vested	0.35
Forfeited	-
Non Vested at March 31, 2016	$-

For the three and six months ended March 31, 2016, compensation expense recorded for the restricted stock awards was $0 and $52,500, respectively.

9.	2015 Restricted Stock

On August 6, 2015, we entered into separate consulting agreements with two investor relations firms, Excelsior Global Advisors LLC (“Excelsior”) and Acorn Management Partners, LLC (“Acorn”). In consideration of the services to be provided under and in accordance with the terms of each consulting agreement, we issued 300,000 shares of Common Stock subject to time-based vesting restrictions to each of Excelsior and John R. Exley, Acorn’s Chief Executive Officer and the party designated by Acorn to receive its shares, at an agreed upon value of $0.35 per share, which was the closing price of our common stock on August 6, 2015. 150,000 of shares of common stock granted to each of Excelsior and Mr. Exley vested immediately upon issuance, and the remaining 150,000 shares are scheduled to vest in 75,000, 50,000 and 25,000 share increments on September 4, 2015, October 2, 2015, and November 4, 2015, respectively. The issuance and sale of the shares of common stock to Excelsior and Acorn has not been registered under the Securities Act, and such securities may not be offered or sold in the United States absent registration under or exemption from the Securities Act and any applicable state securities laws. The securities were issued and sold in reliance upon an exemption from registration afforded by Section 4(a)(2) of the Securities Act based on the following facts: each of Excelsior and Acorn has represented that it is an accredited investor as defined in Regulation D promulgated under the Securities Act, that it is acquiring the securities for investment only and not with a view towards, or for resale in connection with, a distribution thereof in violation of applicable securities laws; that it understood that the securities would be issued as restricted securities and as a result, it must bear the economic risk of its investment in the securities for an indefinite period of time.

Restricted Stock activity for the year ended September 30, 2015 follows:

2015
Restricted Stock
Non Vested at October 1	-
Awarded	600,000
Vested	(450,000)
Forfeited	-
Non Vested at September 30	150,000

The weighted average restricted stock award date fair value information for the years ended September 30, 2015 follows:

2015
Non Vested at October 1	$-
Awarded	0.35
Vested	0.35
Forfeited	-
Non Vested at September 30	$0.35

For the year ended September 30, 2015, compensation expense recorded for the restricted stock awards was approximately $157,000.